INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization expense of intangible assets			$ 2,297,671	$ 0	$ 1,257,534	$ 1,269,564
Customer Relationships [Member]
Share issued for exchange, shares	32,328
Share issued for exchange, value	$ 30,000
Acquired Technology [Member]
Finite-Lived Intangible Asset		$ 7,148,083